PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	CAD 13,646,794	CAD 12,576,846
Accumulated Depletion Depreciation, and Impairment	12,460,521	9,923,781
Property, plant and equipment	1,186,273	2,653,065	CAD 2,441,354
Oil and natural gas properties
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	13,541,670	12,478,953
Accumulated Depletion Depreciation, and Impairment	12,375,083	9,846,479
Property, plant and equipment	1,166,587	2,632,474
Other capital assets
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	105,124	97,893
Accumulated Depletion Depreciation, and Impairment	85,438	77,302
Property, plant and equipment	CAD 19,686	CAD 20,591